Income taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

	For the years ended September 30,
	2025	2024	2023
	US$	US$	US$

Income tax expense is comprised of the following:
Deferred income tax	88	-	-
Current income tax	295,414	142,212	242,643
	295,502	142,212	242,643

Schedule of reconciliation of the statutory tax rate to the effective tax rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	For the years ended of September 30,
	2025	2024	2023
	US$	US$	US$

Profit before tax	855,165	963,404	1,377,079
Effects of:
- Income computed at statutory rate	17%	17%	17%
- Tax effect of different tax rates in other jurisdictions	3%	1%	-%
- Tax effect on expense not deductible for tax purposes	10%	10%	6%
- Income not subject to tax	(2)%	(4)%	-%
- Singapore statutory stepped income exemption	-%	(1)%	(1)%
- Corporate tax rebate	-%	(3)%	(2)%
- Valuation allowance	6%	(3)%	(2)%
- (Over) under provision of prior year income tax	1%	(2)%	(1)%
Effective tax rate	35%	15%	17%

Schedule of expenses not deductible tax	Expenses not deductible for tax purposes were as follows:
	For the years ended of September 30,
	2025	2024	2023

Professional fee – IPO related	11%	9%	4%
Others	(1)%	1%	2%
	10%	10%	6%

Schedule of components of deferred tax assets

Significant components of deferred tax were as follows:

	As of September 30,
	2025	2024
	US$	US$
Deferred tax assets, gross:
Operating lease liabilities, net of ROU	(3,154)	-
Net operating loss carried forward	172,409	124,455
Valuation allowance	(169,255)	(124,455)
Deferred tax assets, net of valuation allowance	-	-